Guarantee Deposits - Summary of Guarantee Deposits (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of guarantee deposits [line items]
Guarantee Deposits	$ 0.6	$ 349.7
Current portion	0.1	339.9
Non-current	0.5	9.8
Sales financing guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits		314.4
Sales structure guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits		25.3
Other guarantees [member]
Disclosure of guarantee deposits [line items]
Guarantee Deposits	$ 0.6	$ 10.0